Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2021	2020

Accounts receivable	$26,825,337	$15,896,127
Less: Allowance for doubtful accounts	(2,607,600)	(1,581,142)
Total accounts receivable, net	$24,217,737	$14,314,985

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2021	2020	2019

Beginning balance	$1,581,142	$1,669,658	$392,533
Provision (reverse) for doubtful accounts	1,011,760	-	3,276,200
Recovery	-	(189,286)	-
Written-off	(34,879)	-	(1,984,244)
Foreign currency translation adjustments	49,577	100,770	(14,831)
Ending balance	$2,607,600	$1,581,142	$1,669,658